Employee Benefit Plans (Postretirement Benefit Plans) (Narrative) (Details) - Other Postretirement Benefit Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	89.00%
Defined Benefit Plan, Future Amortization of Gain (Loss)	$ 3
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	1
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	84
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	82
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	77
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	72
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	67
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 276